Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated November 2, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information of the Funds listed below:
Invesco Short Duration High Yield Municipal Fund
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information of the above referenced funds (the “Funds”), as applicable, and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
The following information is added to the end of the section appearing under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses:
The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The following information is added in alphabetical order to the section appearing under the heading “Principal Risks of Investing in the Fund” in the Summary and Statutory Prospectuses:
Borrowing and Leverage Risk. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund’s investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with certain other Invesco Funds for its borrowing.

Invesco Short Duration High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated November 2, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information of the Funds listed below:
Invesco Short Duration High Yield Municipal Fund
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information of the above referenced funds (the “Funds”), as applicable, and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
The following information is added to the end of the section appearing under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses:
The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The following information is added in alphabetical order to the section appearing under the heading “Principal Risks of Investing in the Fund” in the Summary and Statutory Prospectuses:
Borrowing and Leverage Risk. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund’s investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with certain other Invesco Funds for its borrowing.